STOCKHOLDERS’ EQUITY - RSU Activity (Details) - RSUs - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Number of Shares
Beginning balance (in shares)	2,188,296	2,441,677	2,411,267
Granted (in shares)	1,439,138	1,101,925	1,272,917
Settled (in shares)	(731,212)	(665,635)	(898,178)
Canceled (in shares)	(442,592)	(689,671)	(344,329)
Ending balance (in shares)	2,453,630	2,188,296	2,441,677
Weighted- Average Fair Value Per Share
Beginning balance (in dollars per share)	$ 11.49	$ 12.29	$ 9.99
Granted (in dollars per share)	11.13	10.24	14.43
Settled (in dollars per share)	11.13	11.33	9.57
Canceled (in dollars per share)	12.09	12.49	11.16
Ending balance (in dollars per share)	$ 11.25	$ 11.49	$ 12.29